Changes in Accounting Policies	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Changes in Accounting Policies
Changes in Accounting Policies
IFRS 16 "LEASES"
In January 2016, the IASB issued IFRS 16 "Leases", which provides guidance on accounting for leases. The new standard replaced IAS 17 "Leases" and related interpretations. IFRS 16 eliminates the distinction between operating leases and financing leases for lessees and generally requires balance sheet recognition for all leases. Certain short-term (12 months or less) and low-value leases are exempt from the requirements, and the Company continues to treat these leases as expenses. Leases to explore for or use crude oil, natural gas, minerals and similar non-regenerative resources are also exempt from the standard.
The Company adopted IFRS 16 on January 1, 2019 using the modified retrospective approach with no impact to opening retained earnings at the date of adoption. In accordance with the transitional provisions in the standard, balances reported in the comparative periods have not been restated and continue to be reported using the Company's previous accounting policy under IAS 17.
On adoption, the Company applied the following practical expedients under the standard. Certain expedients are on a lease-by-lease basis and others are applicable by class of underlying assets:

•	the use of a single discount rate to a portfolio of leases with reasonably similar characteristics;

•	leases with a remaining lease term of twelve months or less as at January 1, 2019 were treated as short-term leases;

•	exclusion of initial direct costs for the measurement of lease assets at the date of initial application; and

•	the application of the Company's previous assessment for onerous contracts under IAS 37, instead of re-assessing impairment on the Company's lease assets as at January 1, 2019.
The Company did not apply any practical expedients pertaining to grandfathering of leases assessed under the previous standard.
In connection with the adoption of IFRS 16, the Company recognized lease liabilities (included in other long-term liabilities) of $1,539 million, measured at the present value of the remaining lease payments, discounted at the Company's incremental borrowing rate at the transition date. Lease assets were measured at an amount equal to the lease liability. The adoption of IFRS 16 resulted in increases in depletion, depreciation and amortization expense and interest expense and corresponding decreases in production, transportation and administration expenses. Under the new standard, the Company reports cash outflows for payment of the principal portion of the lease liability as cash flows used in financing activities. The interest portion of the lease payments is classified as cash flows from operating activities.
Further details of the Company's lease assets and lease liabilities on transition to the new Leases standard at January 1, 2019 and as at December 31, 2019 are shown in note 8.
CHANGES IN OTHER ACCOUNTING POLICIES
In October 2017, the IASB issued amendments to IAS 28 "Investments in Associates and Joint Ventures" to clarify that the impairment provisions in IFRS 9 apply to financial instruments in an associate or joint venture that are not accounted for using the equity method, including long-term assets that form part of the net investment in the associate or the joint venture. The Company retrospectively adopted the amendments on January 1, 2019. These amendments did not have a significant impact on the Company's consolidated financial statements.
In June 2017, the IASB issued IFRIC 23 "Uncertainty over Income Tax Treatments". The interpretation provides guidance on how to reflect the effects of uncertainty in accounting for income taxes where IAS 12 is unclear. The Company adopted the interpretation on January 1, 2019. The interpretation did not have a significant impact on the Company's consolidated financial statements.
Accounting Standards Issued But Not Yet Applied
In October 2018, the IASB issued amendments to IFRS 3 "Definition of a Business" that narrowed and clarified the definition of a business. The amendments permit a simplified assessment of whether an acquired set of activities and assets is a group of assets rather than a business. The amendments are effective January 1, 2020 with earlier adoption permitted. The amendments apply to business combinations after the date of adoption. The Company prospectively adopted the amendments on January 1, 2020.
In October 2018, the IASB issued amendments to IAS 1 "Presentation of Financial Statements" and IAS 8 "Accounting Policies, Changes in Accounting Estimates and Errors". The amendments make minor changes to the definition of the term "material" and align the definition across all IFRS Standards. Materiality is used in making judgments related to the preparation of financial statements. The amendments are effective January 1, 2020 with earlier adoption permitted. The Company prospectively adopted the amendments on January 1, 2020.